UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Export and Multinational Fund

May 31, 2018

EXF-QTLY-0718
1.802195.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 2.1%
BorgWarner, Inc.	230,000	$11,219
Delphi Technologies PLC	55,500	2,781
Gentex Corp.	502,200	12,068
Lear Corp.	48,500	9,603
Tenneco, Inc.	49,000	2,165
		37,836
Automobiles - 0.5%
General Motors Co.	109,200	4,663
Thor Industries, Inc.	43,500	4,028
		8,691
Diversified Consumer Services - 0.4%
H&R Block, Inc.	282,100	7,744
Household Durables - 0.9%
D.R. Horton, Inc.	195,700	8,260
Lennar Corp.:
Class A	75,500	3,906
Class B	1,750	72
Tupperware Brands Corp.	88,800	3,744
		15,982
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	196,600	3,997
Leisure Products - 0.3%
Brunswick Corp.	75,100	4,776
Media - 8.6%
AMC Networks, Inc. Class A (a)	137,500	7,861
CBS Corp. Class B	142,200	7,163
Charter Communications, Inc. Class A (a)	23,600	6,161
Cinemark Holdings, Inc.	138,800	4,687
Comcast Corp. Class A	1,780,732	55,523
Discovery Communications, Inc. Class A (a)(b)	342,000	7,213
Entercom Communications Corp. Class A	183,200	1,255
GCI Liberty, Inc. (a)	21,300	890
Interpublic Group of Companies, Inc.	102,800	2,323
Liberty Global PLC Class A (a)	279,000	7,954
Liberty Media Corp. Liberty Media Class A (a)	99,850	3,022
Omnicom Group, Inc.	67,000	4,829
The Walt Disney Co.	224,300	22,311
Time Warner, Inc.	110,000	10,358
Twenty-First Century Fox, Inc. Class A	237,700	9,163
Viacom, Inc. Class B (non-vtg.)	95,100	2,577
		153,290
Multiline Retail - 0.5%
Dollar General Corp.	96,900	8,477
Specialty Retail - 1.8%
AutoNation, Inc. (a)	86,700	3,959
AutoZone, Inc. (a)	9,300	6,039
Gap, Inc.	98,600	2,759
Lowe's Companies, Inc.	87,600	8,323
O'Reilly Automotive, Inc. (a)	11,200	3,017
Ross Stores, Inc.	17,500	1,380
Sally Beauty Holdings, Inc. (a)	161,100	2,439
TJX Companies, Inc.	52,900	4,778
		32,694
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	415,200	7,569
Michael Kors Holdings Ltd. (a)	43,000	2,468
		10,037

TOTAL CONSUMER DISCRETIONARY		283,524

CONSUMER STAPLES - 10.9%
Beverages - 0.8%
PepsiCo, Inc.	146,500	14,687
Food & Staples Retailing - 0.7%
Walgreens Boots Alliance, Inc.	191,700	11,960
Food Products - 3.4%
Campbell Soup Co.	74,300	2,499
ConAgra Foods, Inc.	156,800	5,811
General Mills, Inc.	128,100	5,417
Hostess Brands, Inc. Class A (a)	70,200	957
Ingredion, Inc.	18,000	2,005
Mondelez International, Inc.	278,100	10,921
The Hershey Co.	88,500	7,969
The J.M. Smucker Co.	32,700	3,515
The Kraft Heinz Co.	299,900	17,238
Tyson Foods, Inc. Class A	77,200	5,209
		61,541
Household Products - 2.4%
Energizer Holdings, Inc.	104,300	6,335
Kimberly-Clark Corp.	155,800	15,712
Procter & Gamble Co.	193,500	14,158
Spectrum Brands Holdings, Inc. (b)	78,000	6,216
		42,421
Personal Products - 0.4%
Coty, Inc. Class A	133,600	1,770
Edgewell Personal Care Co. (a)	100,900	4,411
		6,181
Tobacco - 3.2%
Altria Group, Inc.	834,800	46,532
British American Tobacco PLC (United Kingdom)	105,500	5,415
Philip Morris International, Inc.	65,800	5,234
		57,181

TOTAL CONSUMER STAPLES		193,971

ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Chevron Corp.	327,400	40,696
Exxon Mobil Corp.	786,500	63,895
Phillips 66 Co.	28,500	3,320
Suncor Energy, Inc.	121,400	4,835
Total SA sponsored ADR	108,500	6,581
Valero Energy Corp.	39,900	4,836
		124,163
FINANCIALS - 15.7%
Banks - 5.2%
Bank of America Corp.	865,400	25,131
JPMorgan Chase & Co.	335,500	35,902
Wells Fargo & Co.	576,200	31,109
		92,142
Capital Markets - 0.9%
Brighthouse Financial, Inc.	60,800	2,864
KKR & Co. LP	551,400	12,258
		15,122
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	440,500	84,367
Insurance - 4.9%
Allstate Corp.	143,100	13,377
American International Group, Inc.	178,500	9,423
Chubb Ltd.	143,558	18,762
MetLife, Inc.	301,500	13,866
Prudential Financial, Inc.	58,300	5,646
The Travelers Companies, Inc.	190,900	24,534
Torchmark Corp.	29,500	2,502
		88,110

TOTAL FINANCIALS		279,741

HEALTH CARE - 14.7%
Biotechnology - 3.4%
Amgen, Inc.	181,300	32,565
Biogen, Inc. (a)	37,500	11,024
Gilead Sciences, Inc.	203,900	13,743
United Therapeutics Corp. (a)	28,400	3,027
		60,359
Health Care Providers & Services - 9.8%
Aetna, Inc.	64,300	11,325
AmerisourceBergen Corp.	127,400	10,465
Anthem, Inc.	101,400	22,452
Cardinal Health, Inc.	176,000	9,168
Centene Corp. (a)	25,200	2,952
Cigna Corp.	97,600	16,531
CVS Health Corp.	299,600	18,992
Express Scripts Holding Co. (a)	128,400	9,734
HCA Holdings, Inc.	44,900	4,631
McKesson Corp.	73,900	10,489
Patterson Companies, Inc.	264,500	5,533
Quest Diagnostics, Inc.	142,200	15,149
UnitedHealth Group, Inc.	109,800	26,518
Universal Health Services, Inc. Class B	102,400	11,774
		175,713
Pharmaceuticals - 1.5%
GlaxoSmithKline PLC	465,000	9,421
Pfizer, Inc.	477,800	17,167
		26,588

TOTAL HEALTH CARE		262,660

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.6%
Rockwell Collins, Inc.	28,400	3,905
United Technologies Corp.	196,000	24,465
		28,370
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	160,700	18,660
Airlines - 1.8%
Allegiant Travel Co.	13,388	2,026
American Airlines Group, Inc.	196,500	8,556
Delta Air Lines, Inc.	255,400	13,804
Southwest Airlines Co.	167,200	8,541
		32,927
Commercial Services & Supplies - 0.6%
Deluxe Corp.	114,700	7,632
Pitney Bowes, Inc.	91,200	812
Stericycle, Inc. (a)	28,000	1,778
		10,222
Construction & Engineering - 0.3%
Fluor Corp.	57,300	2,793
KBR, Inc.	140,500	2,588
		5,381
Electrical Equipment - 0.8%
Acuity Brands, Inc.	71,400	8,443
EnerSys	33,700	2,693
Regal Beloit Corp.	44,000	3,496
		14,632
Industrial Conglomerates - 1.1%
General Electric Co.	1,148,000	16,164
Honeywell International, Inc.	24,300	3,594
		19,758
Machinery - 2.8%
Allison Transmission Holdings, Inc.	76,700	3,168
Crane Co.	40,700	3,383
Cummins, Inc.	117,700	16,759
PACCAR, Inc.	261,200	16,254
Snap-On, Inc.	69,100	10,214
		49,778
Professional Services - 0.5%
Dun & Bradstreet Corp.	60,000	7,369
Manpower, Inc.	12,700	1,143
		8,512
Road & Rail - 1.9%
Norfolk Southern Corp.	69,000	10,464
Union Pacific Corp.	164,400	23,470
		33,934

TOTAL INDUSTRIALS		222,174

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 2.2%
Cisco Systems, Inc.	580,400	24,789
F5 Networks, Inc. (a)	12,700	2,198
Juniper Networks, Inc.	428,400	11,413
		38,400
Electronic Equipment & Components - 0.4%
Avnet, Inc.	115,600	4,407
Jabil, Inc.	68,400	1,934
Tech Data Corp. (a)	12,000	1,042
		7,383
IT Services - 1.6%
DXC Technology Co.	74,000	6,816
IBM Corp.	97,600	13,792
The Western Union Co.	415,600	8,266
		28,874
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	38,500	3,741
Intel Corp.	62,800	3,467
NXP Semiconductors NV (a)	18,400	2,098
Qualcomm, Inc.	100,700	5,853
		15,159
Software - 2.7%
CA Technologies, Inc.	453,500	16,208
Micro Focus International PLC	199,000	3,526
Oracle Corp.	617,700	28,859
Trion World, Inc. (a)(c)(d)	1,062,359	0
Trion World, Inc. warrants 10/3/18 (a)(c)(d)	42,310	0
		48,593
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	401,000	74,935
Hewlett Packard Enterprise Co.	361,200	5,505
HP, Inc.	685,100	15,093
NCR Corp. (a)	127,200	3,829
Seagate Technology LLC	11,900	671
Xerox Corp.	254,200	6,909
		106,942

TOTAL INFORMATION TECHNOLOGY		245,351

MATERIALS - 3.0%
Chemicals - 1.8%
Huntsman Corp.	228,000	7,289
LyondellBasell Industries NV Class A	122,600	13,746
PPG Industries, Inc.	44,400	4,481
The Chemours Co. LLC	147,600	7,231
		32,747
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	90,200	3,909
Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	134,900	2,280
Nucor Corp.	118,100	7,581
Steel Dynamics, Inc.	142,300	7,034
		16,895

TOTAL MATERIALS		53,551

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	171,400	5,540
Verizon Communications, Inc.	763,200	36,382
		41,922
UTILITIES - 3.1%
Electric Utilities - 2.3%
Exelon Corp.	258,900	10,716
NextEra Energy, Inc.	49,900	8,274
PG&E Corp.	60,100	2,604
PPL Corp.	378,700	10,346
Southern Co.	226,700	10,179
		42,119
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	556,500	7,095
Multi-Utilities - 0.4%
Sempra Energy	60,500	6,445

TOTAL UTILITIES		55,659

TOTAL COMMON STOCKS
(Cost $1,650,515)		1,762,716
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 10% 10/10/19 pay-in-kind(c)(d)(e)
(Cost $473)	474	163
	Shares	Value (000s)

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.76% (f)	22,302,318	22,307
Fidelity Securities Lending Cash Central Fund 1.76% (f)(g)	6,263,574	6,264
TOTAL MONEY MARKET FUNDS
(Cost $28,571)		28,571
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,679,559)		1,791,450
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,838)
NET ASSETS - 100%		$1,786,612

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $163,000 or 0.0% of net assets.

 (d) Level 3 security

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 10% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$473

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$984
Fidelity Securities Lending Cash Central Fund	68
Total	$1,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$283,524	$283,524	$--	$--
Consumer Staples	193,971	188,556	5,415	--
Energy	124,163	124,163	--	--
Financials	279,741	279,741	--	--
Health Care	262,660	253,239	9,421	--
Industrials	222,174	222,174	--	--
Information Technology	245,351	241,825	3,526	--
Materials	53,551	53,551	--	--
Telecommunication Services	41,922	41,922	--	--
Utilities	55,659	55,659	--	--
Corporate Bonds	163	--	--	163
Money Market Funds	28,571	28,571	--	--
Total Investments in Securities:	$1,791,450	$1,772,925	$18,362	$163

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018